Schedule of Changes in Fair Value of Derivative Liabilities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jan. 31, 2025	Jan. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance	$ 311,338	$ 2,547,458	$ 2,547,458	$ 172,393
Total (gains) losses	(165,938)	(2,493,598)	(4,109,195)	2,386,907
Settlements		(17,739)	(52,476)	(156,309)
Additions recognized as debt discount		67,352	67,352	146,368
Additions due to tainted warrants			1,858,199	(1,901)
Ending balance	$ 145,400	$ 3,435,386	311,338	2,547,458
Change in unrealized (gains) losses included in earnings relating to derivatives			$ (4,109,195)	$ 2,386,907